Subsequent Events	12 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

7.    SUBSEQUENT EVENTS

Subsequent to the year ended June 30, 2014, on August 28, 2014, the Company issued 15,000,000 restricted common stocks from treasury to settle outstanding related party debt in the amount of $150,000. On September 4, 2014, the Company issued 5,200,000 common shares for gross proceeds of $1,050,000, on September 5, 2014, the Company issued 1,000,000 common stocks for gross proceeds of $200,000 and on September 12, 2014 the Company issued 40,000 common shares for gross proceeds of $10,000. No fees or commissions were paid to anyone in raising the equity capital. As of the date of October 31, the Company has total issued, non-assessable and fully paid common stocks of 32,781,666.